Annual Total Returns- JPMorgan SmartRetirement 2055 Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan SmartRetirement 2055 Fund - Class R2	2013	2014	2015	2016	2017	2018	2019	2020
Total	22.46%	7.36%	(2.05%)	6.25%	21.29%	(10.32%)	24.13%	14.72%